Equity	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Equity
15.	EQUITY
a.	Ordinary shares

	December 31 2018	September 30 2019
Number of shares authorized	500,000,000	500,000,000

Amount of shares authorized (NT$ thousand)	$5,000,000	$5,000,000

Number of shares issued and fully paid	160,248,940	160,248,940

Amount of shares issued and fully paid	$51,627,219	$51,627,219

The issued ordinary shares with a par value of NT$10 entitle holders with the rights to vote and receive dividends.
The Company completed its initial public offering of 6,000,000 ADSs representing 30,000,000 ordinary shares on May 8, 2018 in the United States. The Company’s ADSs have been listed on the Nasdaq Global Market since May 4, 2018. Each ADS represents five of the Company’s ordinary shares. The offering price per ADS was $7.03, equivalent to a price per ordinary share of NT$41.72. The payment for the initial public offering was fully collected as of May 8, 2018, and the record date for this capital increase was May 8, 2018.
On September 10, 2018, the Company’s board of directors resolved to increase the amount of shares authorized to NT$5,000,000 thousand and it was resolved by the extraordinary shareholders’ meeting on October 30, 2018
.
On October 4, 2019, the Company’s directors resolved to issue ordinary shares ranging from 15,000,000 to 100,000,000 shares for cash sponsoring the issuance of ADSs
.

b.	Capital surplus

	December 31 2018	September 30 2019
Arising from issuance of new share capital	$105,143,362	$105,143,362
Arising from employee share options	6,316,310	6,358,821

	$111,459,672	$111,502,183

c.	Retained earnings and dividends policy
Under the Company’s Articles of Incorporation, the Company may declare dividends by ordinary resolution of the Company’s board of directors, but no dividends shall exceed the amount recommended by the directors of the Company.
The Company may set aside out of the funds legally available for distribution, for equalizing dividends or for any other purpose to which those funds may be properly applied, either employed in the business of the Company or invested in such investments as the directors of the Company may from time to time think fit.
The accumulated deficits for 2017 and 2018 approved
by
the shareholders’ meetings on June 15, 2018 and on June 21, 2019, respectively, were as follows

	For the Year Ended December 31
	2017	2018
Accumulated deficits at the beginning of the year	$(50,391,283)	$(90,283,261)
Net loss for the year	(39,891,978)	(42,185,597)

Accumulated deficits at the end of the year	$(90,283,261)	$(132,468,858)

d.	Others reserves items
Unrealised loss
on
financial assets at fair value through other comprehensive income:

For the nine months ended September 30, 2019
Balance at January 1	$—
Unrealized loss
Equity instruments	(9,046)

Balance at September 30	$(9,046)